REDEEMABLE NON-CONTROLLING INTERESTS - Equity interests (Details) - Zhejiang Jinko - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
Fair value			¥ 1,500,000
Carrying amount	¥ 1,545,058	¥ 1,535,926
Additional accretion	21,000	¥ 0
Dividends declared	316,000
Dividends distributed	¥ 76,750